Major Customers	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Major Customers
36	MAJOR CUSTOMERS
The Group’s major customers are as follows:

	2019		2018		2017
	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue
	RMB	%	RMB	%	RMB	%
China Petroleum & Chemical Corporation	105,855	4	96,990	4	65,767	3
CNPC and its fellow subsidiaries	99,279	4	83,670	4	92,173	5

	205,134	8	180,660	8	157,940	8